Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials and components	$ 3,145	$ 2,873
Work in progress, net	3,939	3,032
Finished goods	787	1,197
Inventory net	$ 7,871	$ 7,102